Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share

20. Earnings Per Share

The weighted average shares used in calculating earnings per share were:

	2013	2012	2011
Weighted average shares basic	95.5	93.5	89.2
Effect of dilutive securities:
stock options/share awards	0.4	0.3	0.5
equity units	—	1.3	4.0
Weighted average shares diluted	95.9	95.1	93.7

The number of shares outstanding increased on April 30, 2012 by 5.8 million due to the settlement of the remaining equity units. For 2012, 1.3 million shares were included in the dilutive weighted average share amount related to the equity units. Due to the settlement in April 2012 there is no effect in 2013. For further information see Note 13.

Approximately 0.0 million, 0.4 million and 0.2 million common shares related to the Company’s Stock Incentive Plan, which were antidilutive during the respective year, but that could potentially dilute basic EPS in the future, are not included in the computation of the diluted EPS for 2013, 2012 and 2011, respectively.